Fair Value Measurements - Financial Instruments Based on Observable Inputs (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
7.750% Subordinated notes due 2055 | Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	7.75%	7.75%
4.875% Senior notes due 2030 | Senior Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	4.875%	4.875%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest rate, stated percentage	6.625%	6.625%
Fair Value | 7.750% Subordinated notes due 2055 | Subordinated Debt | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 423.9	$ 431.0
Fair Value | 4.875% Senior notes due 2030 | Senior Notes | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	322.4	327.7
Fair Value | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	125.0	124.4
Carrying Value | 7.750% Subordinated notes due 2055 | Subordinated Debt | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	393.6	393.5
Carrying Value | 4.875% Senior notes due 2030 | Senior Notes | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	326.6	326.4
Carrying Value | 6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Debt instrument, fair value disclosure	$ 123.3	$ 123.3